Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Property and Equipment, net
Schedule of property and equipment

	December 31,	December 31,
	2018	2019
	RMB’000	RMB’000
Electronic equipment and computers	13,267	16,274
Office furniture and equipment	1,575	2,130
Leasehold improvement	3,066	4,191
Total	17,908	22,595
Less: accumulated depreciation	(2,436)	(6,631)
Property and equipment, net	15,472	15,964